Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net income	$ 235.5	$ 1,904.2
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership	0.0	(1,707.1)
Share compensation expense	6.8	24.8
Accretion, amortization and depreciation	(9.0)	0.1
Net realized and unrealized loss on investments	16.5	3.1
Net changes in assets and liabilities:
Accrued investment income	(0.2)	(10.4)
Premiums and other receivables	(584.4)	(262.7)
Amounts due from The Fidelis Partnership	(74.3)	(224.8)
Deferred reinsurance premiums	(344.1)	(330.3)
Reinsurance balances recoverable on paid losses	(9.6)	(9.4)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(54.0)	(94.6)
Deferred policy acquisition costs	(139.7)	(255.9)
Other assets	4.7	(49.5)
Reserves for losses and loss adjustment expenses	347.3	274.7
Unearned premiums	639.8	583.3
Reinsurance balances payable	316.5	132.3
Amounts due to The Fidelis Partnership	75.6	244.3
Other liabilities	64.7	75.7
Net cash provided by operating activities	492.1	297.8
Investing activities
Purchase of available-for-sale securities	(1,544.0)	(1,976.1)
Proceeds from maturities of available-for-sale securities	639.2	1,137.0
Proceeds from sales of available-for-sale securities	612.5	0.0
Proceeds from sale of other investments	0.6	75.2
Purchase of fixed assets	(3.9)	(1.8)
Net cash used in investing activities	(295.6)	(765.7)
Financing activities
Dividends on common shares	(35.0)	0.0
Repurchase of common shares	(105.5)	0.0
Proceeds from issuance of common stock, net of issuance costs	0.0	89.4
Non-controlling interest share transactions	0.0	(6.1)
Net cash used in disposal of subsidiary	0.0	(105.5)
Cumulative dividends on warrants	0.0	(34.1)
Tax paid on withheld shares	(2.2)	(50.6)
Net cash used in financing activities	(142.7)	(106.9)
Effect of exchange rate changes on foreign currency cash	1.2	(2.6)
Net increase/(decrease) in cash, restricted cash, and cash equivalents	55.0	(577.4)
Cash, restricted cash, and cash equivalents, beginning of period	964.1	1,407.9
Cash, restricted cash, and cash equivalents, end of period	1,019.1	830.5
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	806.8	569.0
Restricted cash and cash equivalents	212.3	261.5
Total cash, cash equivalents and restricted cash	$ 1,019.1	$ 830.5